Redemption Receivable, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Mar. 18, 2025
Redemption Receivable, Net [Abstract]
Investment amount		$ 8,000,000
Realized fair value gain	$ 318,359